Condensed Consolidated Balance Sheets - USD ($)	Feb. 29, 2016	May. 31, 2015
Current Assets
Cash	$ 3,490	$ 40,023
Prepaid expenses	10,000
Deferred financing costs	$ 49,524
Deposits		$ 65,005
Inventory	$ 215,675
Total Assets	278,689	$ 105,028
Current Liabilities
Accounts payable and accrued liabilities	72,094
Due to related party	56,195	$ 30,000
Loans payable	306,152	$ 75,000
Convertible debentures, net of discount of $512,220 and $nil, respectively	280
Derivative liability	1,872,150
Total Liabilities	2,306,871	$ 105,000
Shareholders' Equity (Deficit)
Authorized: 700,000,000 common shares, with a par value of $0.001 per share Issued and outstanding: 40,500,000 and 75,000,000 shares, respectively	40,500	75,000
Additional paid-in capital	5,883,842	$ (74,960)
Subscription payable	50,000
Accumulated deficit	(8,002,524)	$ (12)
Total Shareholders' Equity (Deficit)	(2,028,182)	28
Total Liabilities and Shareholders' Equity (Deficit)	$ 278,689	$ 105,028
Series A Preferred Stock [Member]
Shareholders' Equity (Deficit)
Preferred Stock
Series B Preferred Stock [Member]
Shareholders' Equity (Deficit)
Preferred Stock